Condensed Consolidated Statements of Cash Flows (unaudited) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ 3,670	$ (17,982)	$ (9,862)	$ (36,071)	$ (60,822)	$ (70,515)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense			1,348	3,799	6,245	8,826
Depreciation expense			2,850	832	1,634	1,814
Loss on sale and disposal of property and equipment, net			159	0
Non-cash interest expense			771	1,010	2,141	1,342
Non-cash lease expense			307	381	785	887
Loss on extinguishment of note payable	3,354	0	3,354	0	0	553
Change in fair value of derivative liability			(707)	(190)	(2,070)	(1,621)
Gain on modification of lease liability	(1,100)		(1,142)	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets			636	(574)	850	669
Accounts payable, accrued expenses and other liabilities			1,702	(2,348)	(7,498)	3,455
Operating lease liability			(3,384)	(951)	(1,557)	(1,608)
Net cash used in operating activities			(3,968)	(34,112)	(60,292)	(56,188)
Investing activities:
Proceeds from sale of property and equipment			416	0
Net cash used in investing activities			416	0	0	(254)
Financing activities:
Repayment of note payable and extinguishment costs			(32,413)	0
Proceeds from at the market offering of common stock, net of issuance costs			0	347	5,939	23,576
Proceeds from issuances under Employee Stock Purchase Plan			1	41	89	142
Net cash provided by financing activities			(32,412)	388	6,028	13,080
Net decrease in cash, cash equivalents and restricted cash and cash equivalents			(35,964)	(33,724)	(54,264)	(43,362)
Cash, cash equivalents and restricted cash and cash equivalents—beginning of period			57,951	112,215	112,215	155,577
Cash, cash equivalents and restricted cash and cash equivalents—end of period	21,987	78,491	21,987	78,491	57,951	112,215
Reconciliation of cash, cash equivalents and restricted cash and cash equivalents to the condensed consolidated balance sheets
Cash and cash equivalents	21,987	77,596	21,987	77,596	57,050	110,995
Restricted cash and cash equivalents	$ 0	$ 895	0	895	901	1,220
Supplemental disclosure of cash flow information:
Cash paid for interest			1,338	1,562	3,133	3,358
Supplemental disclosure of non-cash investing and financing activities:
Adjustment to right of use asset in exchange for reduction in lease liability			4,909	0
Issuance costs in accounts payable and accrued expenses			$ 0	$ 126	$ 120	$ 84